Commitments and Contingencies - Contingent Liabilities on Outstanding Guarantees (Detail) - Dec. 31, 2025 - Contingent liabilities on outstanding guarantees [member]
€ in Millions, ₩ in Millions, ฿ in Millions, ¥ in Millions, Rp in Millions, $ in Millions, $ in Millions, $ in Millions
	USD ($)	KRW (₩)	EUR (€)	CNY (¥)	CAD ($)	AUD ($)	IDR (Rp)	THB (฿)
POSCO HOLDINGS INC. [member] | POSCO Asia Co Ltd [member] | ING BANK and others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	$ 32,000,000	₩ 45,917
POSCO HOLDINGS INC. [member] | POSCO Argentina S.A.U [member] | HSBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,017,467,072	1,459,962
POSCO HOLDINGS INC. [member] | Nickel mining company SAS [member] | ING Bank [Member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		77,543	€ 46,000,000
POSCO HOLDINGS INC. [member] | Pt Nicole Metal Industry [Member] | OCBC Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	17,090,526	24,523
POSCO HOLDINGS INC. [member] | Top of range [member] | POSCO Asia Co Ltd [member] | ING BANK and others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	200,000,000	286,981
POSCO HOLDINGS INC. [member] | Top of range [member] | POSCO Argentina S.A.U [member] | HSBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,079,900,000	1,549,547
POSCO HOLDINGS INC. [member] | Top of range [member] | Nickel mining company SAS [member] | ING Bank [Member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		77,543	46,000,000
POSCO HOLDINGS INC. [member] | Top of range [member] | Pt Nicole Metal Industry [Member] | OCBC Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	40,180,000	57,654
POSCO [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Citibank And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	122,850,000	176,277
POSCO [member] | POSUK Titanium LLP [Member] | Shinhan Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	12,750,000	18,295
POSCO [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Citibank And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	122,850,000	176,277
POSCO [member] | Top of range [member] | POSUK Titanium LLP [Member] | Shinhan Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	12,750,000	18,295
POSCO INTERNATIONAL Corporation [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Woori Bank Hong Kong And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,650,000	19,586
POSCO INTERNATIONAL Corporation [member] | PT Bio Inti Agrindo [member] | Hana Bank Indonesia and others [member] | IDR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	631,200,000,000	54,031
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL Deutschland GMBH [member] | Bank Mendes Gans Amsterdam [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	0	0
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL JAPAN Corp. [member] | Bank Mendes Gans Amsterdam [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,987,721	22,941
POSCO INTERNATIONAL Corporation [member] | PT. KRAKATAU POSCO ENERGY [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	29,400,000	42,186
POSCO INTERNATIONAL Corporation [member] | Posco International Mexico e-Mobility S.A DE C.V. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	51,379,000	73,724
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL POLAND EMOBILITY SP Z OO [Member] | BNP Paribas Polska SA [Member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		39,914	23,678,000
POSCO INTERNATIONAL Corporation [member] | PT POSCO INTERNATIONAL ENP INDONESIA [member] | PT Bank Negara Indonesia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	750,000	1,076
POSCO INTERNATIONAL Corporation [member] | AGPA PTE LTD [Member] | SMBC Singapore [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,880,000	29,961
POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL ALASKA ENERGY LLC [Member] | Glenfarne Alaska Partners LLC [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	45,000,000	64,571
POSCO INTERNATIONAL Corporation [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank Bahrain [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	4,200,000	6,027
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY Inc [member] | Woori Bank Hong Kong And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,650,000	19,586
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT Bio Inti Agrindo [member] | Hana Bank Indonesia and others [member] | IDR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	631,200,000,000	54,031
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL Deutschland GMBH [member] | Bank Mendes Gans Amsterdam [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	50,000,000	71,745
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT. KRAKATAU POSCO ENERGY [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	102,903,407	147,656
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | Posco International Mexico e-Mobility S.A DE C.V. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	52,054,800	74,693
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL POLAND EMOBILITY SP Z OO [Member] | BNP Paribas Polska SA [Member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		39,914	€ 23,678,000
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT POSCO INTERNATIONAL ENP INDONESIA [member] | PT Bank Negara Indonesia [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	750,000	1,076
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | AGPA PTE LTD [Member] | SMBC Singapore [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,880,000	29,961
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL ALASKA ENERGY LLC [Member] | Glenfarne Alaska Partners LLC [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	45,000,000	64,571
POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank Bahrain [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,650,000	9,542
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		117,980
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Subcontractors for maintenance projects, etc. [Member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		65,338
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Top of range [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		149,200
POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member] | Top of range [member] | Subcontractors for maintenance projects, etc. [Member] | Kookmin Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		380,652
POSCO STEELEON Co., Ltd [member] | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co Ltd [member] | China, Yuan Renminbi
Disclosure of contingent liabilities [line items]
Guarantee amount		20,762		¥ 101,398,422
POSCO STEELEON Co., Ltd [member] | Top of range [member] | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co Ltd [member] | China, Yuan Renminbi
Disclosure of contingent liabilities [line items]
Guarantee amount		24,915		¥ 121,678,106
POSCO FUTURE M CO., LTD. [member] | ULTIUM CAM LIMITED PARTNERSHIP [Member] | Investissement Quebec, Strategic Innovation Fund [member] | CAD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		243,349			$ 232,265,400
POSCO FUTURE M CO., LTD. [member] | ULTIUM CAM LIMITED PARTNERSHIP [Member] | Shinhan Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	100,000,000	143,490
POSCO FUTURE M CO., LTD. [member] | Top of range [member] | ULTIUM CAM LIMITED PARTNERSHIP [Member] | Investissement Quebec, Strategic Innovation Fund [member] | CAD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		313,858			$ 299,562,500
POSCO FUTURE M CO., LTD. [member] | Top of range [member] | ULTIUM CAM LIMITED PARTNERSHIP [Member] | Shinhan Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	100,000,000	143,490
POSCO AUSTRALIA PTY LTD [member] | Department of Trade and Investment (NSW Government) and others [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		18,014				$ 18,744,862
POSCO AUSTRALIA PTY LTD [member] | Top of range [member] | Department of Trade and Investment (NSW Government) and others [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		18,014				$ 18,744,862
PT Bio Inti Agrindo [member] | KSU Mandob [member] | Bank Muamalat [member] | IDR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		502					Rp 5,866,666,666
PT Bio Inti Agrindo [member] | Top of range [member] | KSU Mandob [member] | Bank Muamalat [member] | IDR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		6,848					80,000,000,000
POSCO COATED STEEL (THAILAND) CO, LTD [member] | AMATA NATURAL GAS DISTRIBUTION COMPANY LIMITED and others [Member] | SC Bank [Member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		2,492						฿ 54,614,000
POSCO COATED STEEL (THAILAND) CO, LTD [member] | BUREAU OF INDIAN STANDARDS (BIS) [Member] | SC Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,000	14
POSCO COATED STEEL (THAILAND) CO, LTD [member] | Top of range [member] | AMATA NATURAL GAS DISTRIBUTION COMPANY LIMITED and others [Member] | SC Bank [Member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		2,492						฿ 54,614,000
POSCO COATED STEEL (THAILAND) CO, LTD [member] | Top of range [member] | BUREAU OF INDIAN STANDARDS (BIS) [Member] | SC Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,000	14
POSCO Maharashtra Steel Private Limited [member] | Gail India and others [member] | Deutsche Bank and others [Member] | India, Rupees [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,049,571,593	16,772
POSCO Maharashtra Steel Private Limited [member] | Top of range [member] | Gail India and others [member] | Deutsche Bank and others [Member] | India, Rupees [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	$ 1,049,571,593	16,772
PT Prime Agri Resources [Member] | Koperasi Bakomo Diri Maju KBDM and others [Member] | Koperasi Simpan Pinjam Sahabat Mitra Sejati and others [Member] | IDR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		29,087					339,798,202,782
PT Prime Agri Resources [Member] | Top of range [member] | Koperasi Bakomo Diri Maju KBDM and others [Member] | Koperasi Simpan Pinjam Sahabat Mitra Sejati and others [Member] | IDR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount		₩ 29,087					Rp 339,798,202,782